Initial Public Offering (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Reconciliation of Class A Ordinary shares reflected in the Condensed Balance Sheets
As of December 31, 2021, the ordinary shares reflected on the balance sheet are reconciled in the following table:

Gross proceeds from IPO	$402,500,000
Less:
Proceeds allocated to Public Warrants	(10,101,143)
Ordinary share issuance costs	(22,162,529)
Plus:
Accretion of carrying value to redemption value	32,263,672
Contingently redeemable ordinary shares	$402,500,000